Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketing and Advertising Expense (in Dollars)	$ 1,203,000	$ 1,212,000	$ 1,450,000
Advertising Expense (in Dollars)	$ 272,000	$ 250,000	$ 374,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	49 years 255 days
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	9 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Intellectual Property [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member] | Intellectual Property [Member]
Finite-Lived Intangible Asset, Useful Life	10 years